SCHEDULE OF CURRENT AND DEFERRED COMPONENTS OF THE INCOME TAX EXPENSE (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax expense	$ 715,501	¥ 5,093,655	¥ 3,112,235	¥ 1,948,306
Deferred tax expense (benefit)	(66,324)	(472,162)	(62,886)	47,686
Total	$ 649,177	¥ 4,621,493	¥ 3,049,349	¥ 1,995,992